Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Commitments and Contingencies [Text Block]

16. Commitments and Contingencies

The Company entered into a Collaboration and Technology Transfer Agreement with Shiseido Company Limited on July 9, 2013 who have alleged RepliCel breached obligations in the agreement, which may allegedly be terminal to future obligations pursuant to the agreement. The Company has vigorously denied the existence of such a breach and insists on the ongoing validity of the respective obligations on both parties pursuant to the agreement. No litigation or the triggering of other dispute mechanisms has been entered into by either party and the Company's management is actively seeking to continue discussions and/or negotiations. Management maintains the position that any data produced from clinical trials of the technology will, by agreement, be made available to the Company.

The Company attempted to engage Shiseido in settlement discussions by written letters, without success. The Company obtained a legal opinion from a lawyer about proceeding with arbitration. Based on that legal advice, the Company consulted with a law firm to represent the Company in the arbitration. Jointly, the Company and its legal representative filed a Notice of Arbitration with the International Center for Dispute Resolution (ICDR), which is the arbitral tribunal that has jurisdiction over the Agreement between the Parties. Shiseido served the Company with its Response to the Notice of Arbitration and the Company's legal counsel reviewed Shiseido's Response with the Company. Based on Shiseido's Response to the Notice of Arbitration, the Company made a strategic and legally necessary step of terminating the Agreement with Shiseido.

From time to time the Company is subject to claims and lawsuits arising from the ordinary course of operations. In the opinion of management, the ultimate resolution of such pending legal proceedings will not have a material adverse effect on the Company's financial position.